SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance of Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Total allowance for credit losses – January 1	$ 2,309	$ 1,867	$ 1,415
Current-period provision for expected credit losses	293	1,894	866
Write-offs	(9)	(934)	(3)
Recoveries collected	(195)	(518)	(411)
Total allowance for credit losses - December 31	$ 2,398	$ 2,309	$ 1,867